Note 6 - Product Warranties - Changes in Accrual for Product Warranties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Balance at beginning of year	$ 85,000	$ 120,000
Liabilities accrued for warranties issued during the year	74,555	140,847
Warranty claims paid during the period	(65,592)	(102,150)
Changes in liability for pre-existing warranties during the year	(18,963)	(73,697)
Balance at end of year	$ 75,000	$ 85,000